PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (11,157)	$ (9,539)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	13,812	11,729
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	2,891	2,263
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,155)	$ (2,392)